Average Annual Total Returns - First Trust Developed Markets ex-US AlphaDEX Fund	First Trust Developed Markets ex-US AlphaDEX Fund 1 Year	First Trust Developed Markets ex-US AlphaDEX Fund 5 Years	First Trust Developed Markets ex-US AlphaDEX Fund Since Inception	First Trust Developed Markets ex-US AlphaDEX Fund Inception Date	First Trust Developed Markets ex-US AlphaDEX Fund After tax on distributions 1 Year	First Trust Developed Markets ex-US AlphaDEX Fund After tax on distributions 5 Years	First Trust Developed Markets ex-US AlphaDEX Fund After tax on distributions Since Inception	First Trust Developed Markets ex-US AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Developed Markets ex-US AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Developed Markets ex-US AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ AlphaDEX® Developed Markets Ex-US Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ AlphaDEX® Developed Markets Ex-US Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ AlphaDEX® Developed Markets Ex-US Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ Developed Markets Ex-US Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ Developed Markets Ex-US Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ Developed Markets Ex-US Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	4.61%	6.30%	3.58%	Apr. 18, 2011	3.52%	5.36%	2.73%	2.68%	4.48%	2.39%	5.34%	[1]	7.04%	[1]	[1]	9.62%	[1]	7.91%	[1]	[1]	7.59%	7.64%	5.05%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.